Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Domestic	$ 750	$ 366	$ 285
Foreign	39	1	27
Total income (loss) before taxes	$ 789	$ 367	$ 312